Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Income Tax Disclosure [Abstract]
Effective tax rate (percent)	26.90%	41.20%	38.90%	40.30%	39.90%
Valuation allowance				$ 4.2	$ 4.6
Net operating losses				$ 4.2	$ 4.6
Amount of material increases or decreases to the valuation allowance against deferred tax assets		$ 0.0	$ 0.0
Minimum
Income Tax Disclosure [Abstract]
Net operating losses, expiration				Dec. 31, 2015
Maximum
Income Tax Disclosure [Abstract]
Net operating losses, expiration				Dec. 31, 2028
CANADA
Income Tax Disclosure [Abstract]
Excess of financial reporting over tax basis temporary difference				$ 4.6
Predecessor
Income Tax Disclosure [Abstract]
Effective tax rate (percent)						41.50%